Segmented Information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [Abstract]
Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]
March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$106,088,504	$106,088,504
Other revenue	-	-	-	-	228,714	228,714
	$-	$-	$-	$-	$106,317,218	$106,317,218

March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$209,608,646	$209,608,646
Revenue from hosting	1,575,383	-	-	-	-	1,575,383
	$1,575,383	$-	$-	$-	$209,608,646	$211,184,029

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$50,385,806	$31,544,383	$4,357,184	$-	$940,929	$87,228,302
ROU asset	4,157,475	6,682,914	-	-	132,794	10,973,183
	$54,543,281	$38,227,297	$4,357,184	$-	$1,073,723	$98,201,485

March 31, 2022	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$89,480,975	$84,501,305	$3,560,464	$-	$-	$177,542,744
ROU asset	5,370,052	7,036,748	-	-	181,082	12,587,882
	$94,851,027	$91,538,053	$3,560,464	$-	$181,082	$190,130,626